Borrowings - Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 16,107,158	¥ 15,371,801
Unsubordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	14,356,932	13,532,217
Subordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	159,427	186,218
Liabilities associated with securitization transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,168,156	1,236,369
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 422,643	¥ 416,997